Additional Financial Information - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Additional Financial Information [Line Items]
Accounts receivable, net			$ 527.0	$ 398.6		$ 734.1
Proceeds from Accounts Receivable Securitization	$ 100.0	$ 150.0
Additional Receivables Held			61.8
Employee Related Liabilities Current And Noncurrent			102.8	53.0		114.5	$ 102.8
Interest Paid During the Year			137.7	85.0	$ 82.8
Income Taxes Paid During the Year			14.3	13.9	$ 4.1
Pooled Monetization Agreement [Member]
Additional Financial Information [Line Items]
Accounts receivable, net			52.3	79.5
Trade Accounts Receivable [Member]
Additional Financial Information [Line Items]
Accounts receivable, net			$ 350.9	$ 274.1		$ 420.8